SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Loss for the year from continuing operations	¥ (3,160)	$ (432)	¥ (8,337)	¥ (23,338)
Loss for the year from discontinued operations			(4,106)	1,042
Net loss (including non-controlling interests)	¥ (3,160)	$ (432)	¥ (12,443)	¥ (22,296)